5. Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2015
Fair Value Disclosures [Abstract]
Schedule of fair value on non-recurring basis

	Fair Value Measurements at December 31, 2014
	Level 1	Level 2	Level 3
Assets
Cash	$20	$–	$–
Intercompany accounts receivable, related parties	–	–	–
Total assets	20	–	–
Liabilities
Intercompany accounts payable, related parties	–	30,136	–
Total Liabilities	–	30,136	–
Total	$20	$(30,136)	$–

	Fair Value Measurements at June 30, 2015
	Level 1	Level 2	Level 3
Assets
Cash	$172	–	$–
Intercompany accounts receivable, related parties	–	–	–
Total assets	172	–	–
Liabilities
Intercompany accounts payable, related parties	–	34,826	–
Total Liabilities	–	34,826	–
Total	$172	$(34,826)	$–